Employee Benefit Plans - Changes in Plan Assets (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	$ 23.5
Purchases	0.4
Net unrealized gains	3.0
Fair value of plan assets, ending balance	$ 26.9